Revenue	12 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue	Note 7. Revenue

	2023	2022	2021

	US$	US$	US$
Sales-based royalties	108,406	90,683	68,613
Total Revenue	108,406	90,683	68,613